Principal Group companies - Schedule of the Subsidiaries and Their Counties of Incorporation and the Equity Share Capital of These Entities wholly owned by the Group (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022
GSK GP 1 Limiteds Share Capital [Member] | Berkeley Square Pension Trustee Company Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	1.00%
GSK GP 1 Limiteds Share Capital [Member] | GSK plc [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	99.00%
GSK GP 2 Limiteds Share Capital. [Member] | GSK plc [Member]
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%